ACCOUNTS AND NOTES RECEIVABLE (Schedule Of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable
Accounts and notes receivable	$ 7,296	$ 14,545
Allowance of doubtful accounts	(3,252)	(2,946)
Accounts and notes receivable, net	$ 4,044	$ 11,599